Expense Example - Ashmore Emerging Markets Equity Fund	Institutional 1 year	Institutional 3 years	Institutional 5 years	Institutional 10 years	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years
USD ($)	119	454	813	1,823	662	1,029	1,419	2,510	320	745	1,297	2,802